INCENTIVE PLANS - Unvested Stock Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted- average grant date fair value per share (in dollars per share):
Weighted-average market value (in dollars per share)	$ 40.08	$ 50.33	$ 49.65
Unrecognized compensation cost of unvested stock awards	$ 597
Weighted-average period of recognition of unrecognized compensation cost of unvested stock awards (in years)	1 year 7 months 1 day
Unvested Stock Awards
Unvested stock awards (in shares):
Beginning of period (in shares)	41,860,291
Granted (in shares)	23,355,805
Canceled (in shares)	(1,522,125)
Vested (in shares)	(21,021,795)
End of period (in shares)	42,672,176	41,860,291
Weighted- average grant date fair value per share (in dollars per share):
Beginning of period (in dollars per share)	$ 45.73
Granted (in dollars per share)	37.35
Canceled (in dollars per share)	43.76
Vested (in dollars per share)	41.63
End of period (in dollars per share)	$ 43.24	$ 45.73